Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Level 3 market values for financial assets (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	€ 94,668
Assets at end of period	94,714
Operating segments [member] | Telecom activities, operating segment [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	89,672
Assets at end of period	89,390
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	105
Gains (losses) taken to profit or loss	(2)
Gains (losses) taken to other comprehensive income	8
Acquisition of assets	51
Other	40
Assets at end of period	€ 202